UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                  -----------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500
                                                    --------------
Date of fiscal year end: 12/31
                         ------

Date of reporting period:  12/31/09
                          ---------

ITEM 1. REPORTS TO STOCKHOLDERS.

DECEMBER 31, 2009

ANNUAL REPORT
AND SHAREHOLDER LETTER

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                                   (GRAPHIC)

                                                                          GLOBAL

                                    TEMPLETON
                           GLOBAL OPPORTUNITIES TRUST

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the annual report

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation FunD
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government
Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                              Not part of the annual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)                One Franklin Parkway
                                                        San Mateo, CA 94403-1906

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ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER
Templeton Investment Counsel, LLC

SUBADVISOR
Franklin Templeton Investments (Asia) Limited

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

415 A2009 02/10

Contents

SHAREHOLDER LETTER .......................................................     1
ANNUAL REPORT
Templeton Global Opportunities Trust .....................................     3
Performance Summary ......................................................     6
Your Fund's Expenses .....................................................    11
Financial Highlights and Statement of Investments ........................    13
Financial Statements .....................................................    22
Notes to Financial Statements ............................................    25
Report of Independent Registered Public Accounting Firm ..................    34
Tax Designation ..........................................................    35
Board Members and Officers ...............................................    37
Shareholder Information ..................................................    42

Shareholder Letter

Dear Shareholder:

The 12 months ended December 31, 2009, offered a vivid reminder of the changeable nature of financial markets. Global economies began the year in a recession that eased later due to coordinated efforts by many governments to address spreading liquidity and credit problems. A global manufacturing rebound, marked by notable turnarounds in the U.S., Europe and Asia, reflected improved demand and provided the underpinnings to a broadening world economic recovery. Thus, global equity markets, which experienced record-high volatility until March, enjoyed an exceptionally strong rally from mid-March through period-end. Many indexes hit their 2009 highs during December, led by record returns in emerging markets.

Templeton Global Opportunities Trust's annual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and a discussion from the portfolio manager. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                        Not part of the annual report | 1

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Gary P. Motyl

Gary P. Motyl, CFA
Chief Investment Officer - Templeton
Global Equity Group
President - Templeton Investment
Counsel, LLC

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                        2 | Not part of the annual report

Annual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 12/31/09

                                   (BAR CHART)

Europe                                      41.6%
North America                               27.9%
Asia                                        23.7%
Latin America & Caribbean                    3.8%
Australia & New Zealand                      1.3%
Middle East & Africa                         0.8%
Short-Term Investments & Other Net Assets    0.9%

This annual report for Templeton Global Opportunities Trust covers the fiscal year ended December 31, 2009.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A delivered a +33.63% cumulative total return for the year under review. The Fund underperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which posted a +35.41% total return for the same period.(1) Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

Equity markets entered 2009 largely pricing in a possible economic depression and systemic solvency crisis, scenarios that were ultimately averted by one of the most aggressive global policy responses in financial history. As government monetary and fiscal intervention began to gain traction toward the end of the first quarter, equities bottomed and largely reversed their decline, economic growth stabilized and rebounded, and confidence was rekindled as investors began to believe the global financial system was finally on the mend. Global equities rallied from their March lows, led by the riskier, lower quality stocks

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                Annual Report | 3

TOP 10 COUNTRIES
Based on Equity Securities as of 12/31/09

              % OF TOTAL
              NET ASSETS
              ----------
U.S.             27.9%
U.K.             10.3%
France            7.4%
China             7.1%
Germany           6.4%
Switzerland       5.1%
South Korea       4.7%
Spain             4.2%
Japan             4.2%
Brazil            3.8%

TOP 10 SECTORS/INDUSTRIES
Based on Equity Securities as of 12/31/09

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Pharmaceuticals                             11.7%
Oil, Gas & Consumable Fuels                  9.1%
Commercial Banks                             8.3%
Media                                        7.1%
Diversified Telecommunication Services       4.1%
Wireless Telecommunication Services          3.7%
Electric Utilities                           3.5%
Software                                     3.2%
Insurance                                    3.0%
Automobiles                                  2.9%

that had been most vulnerable to a systemic meltdown or funding collapse. Emerging market economies fueled the recovery as governments aggressively incentivized lending and consumption, resulting in a dramatic statistical recovery that laid the groundwork for the developing world's best annual equity rally on record. Growing demand from emerging markets supported commodity prices, which also posted record gains during the year. For most of the year, the fading U.S. dollar also helped underpin the rally in hard assets, while continued euro and yen strength created headwinds for regional recoveries.

Nonetheless, developed economies technically recovered by year-end, with Germany and France leading the eurozone out of a recession and both Japan and the U.S. exiting their longest recessions since World War II. Credit spreads narrowed as access to capital expanded and the private sector significantly reduced debt, though largely by transferring its liabilities to the public balance sheet. The growing indebtedness of sovereign governments exposed structural weaknesses in places like Dubai, Greece and Ireland, temporarily roiling markets toward the end of the year. Policymakers remained firmly committed to stimulus throughout the period, indicating that deflation worries persisted despite signs of economic stabilization. The U.S. Federal Reserve Board announced its intention to keep the benchmark lending rate "exceptionally low" for an extended period; the new Japanese administration trumpeted its fight against deflation; and even China restated its commitment to "moderately loose" policy. Still, policymakers began discussing exit strategies by period-end as interest rates remained at record lows and economic indicators rebounded.

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

MANAGER'S DISCUSSION

During the period under review, the Fund's performance relative to the MSCI AC World Index benefited from stock selection in Asia. Furthermore, an overweighted allocation to China, an underweighted position and stock selection in Japan, and an overweighting and stock selection in South Korea were


                               4 | Annual Report
particularly beneficial. On a sector basis, an overweighted position and stock selection in consumer discretionary helped results, where automobile manufacturer Hyundai Motor (South Korea) delivered strong performance.(2) Stock selection in the energy sector also boosted the Fund's results as oil, gas and consumable fuels producer Petroleo Brasileiro(3) (Brazil) performed well.(4) Other notable contributors included battery and auto manufacturer BYD (China) and commercial bank Siam City Bank(3) (Thailand).

The Fund's relative performance suffered from its stock selection in Europe, particularly in France, the U.K. and Switzerland. On a sector basis, the Fund's overweighted exposure to the health care sector hurt performance.(5) In particular, our holding in biotechnology company Amgen (U.S.) was a major detractor. Our underweighted allocation and stock selection in the financials sector also hampered Fund performance.(6) Notable detractors included Japanese commercial banks Mitsubishi UFJ Financial Group and Shinsei Bank. Other significant detractors included telecommunication services provider France Telecom and life sciences tools and services firm Lonza Group (Switzerland).

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

(PHOTO OF GUANG YANG)


/s/ Guang Yang

Guang Yang, CFA
Portfolio Manager
Templeton Global Opportunities Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(2.) The consumer discretionary sector comprises auto components; automobiles;
     hotels, restaurants and leisure; household durables; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

(3.) This holding is not an index component.

(4.) The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

(5.) The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life sciences tools and services, and pharmaceuticals in the SOI.

(6.) The financials sector comprises capital markets, commercial banks, diversified financial services, insurance, and real estate management and development in the SOI.

TOP 10 EQUITY HOLDINGS
12/31/09

COMPANY                                      % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                     NET ASSETS
------------------------                     ----------
Petroleo Brasileiro SA, ADR                     2.4%
   OIL, GAS & CONSUMABLE FUELS, BRAZIL
Siam City Bank Public Co. Ltd., fgn.            2.0%
   COMMERCIAL BANKS, THAILAND
Amgen Inc.                                      2.0%
   BIOTECHNOLOGY, U.S.
China Resources Power Holdings Co. Ltd.         1.9%
   INDEPENDENT POWER PRODUCERS & ENERGY
      TRADERS, CHINA
Telefonica SA                                   1.9%
   DIVERSIFIED TELECOMMUNICATION SERVICES,
      SPAIN
Sanofi-Aventis                                  1.9%
   PHARMACEUTICALS, FRANCE
Hyundai Motor Co. Ltd.                          1.8%
   AUTOMOBILES, SOUTH KOREA
Accenture PLC, A                                1.8%
   IT SERVICES, U.S.
Roche Holding AG                                1.6%
   PHARMACEUTICALS, SWITZERLAND
Watson Pharmaceuticals Inc.                     1.6%
   PHARMACEUTICALS, U.S.


                                Annual Report | 5

Performance Summary as of 12/31/09

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TEGOX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$4.15    $17.09     $12.94
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.1950

CLASS B (SYMBOL: N/A)                       CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$4.12    $16.95     $12.83
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0631

CLASS C (SYMBOL: TEGPX)                     CHANGE   12/31/09   12/31/08
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$4.05    $16.79     $12.74
DISTRIBUTIONS (1/1/09-12/31/09)
Dividend Income                   $0.0918

ADVISOR CLASS (SYMBOL: N/A)                 CHANGE   12/31/09     5/1/09
-----------------------                     ------   --------   --------
Net Asset Value (NAV)                       +$4.05    $17.07     $13.02
DISTRIBUTIONS (5/2/09-12/31/09)
Dividend Income                   $0.2311


                                6 | Annual Report

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                      +33.63%   +29.87%   +42.70%
Average Annual Total Return(2)                  +25.94%    +4.13%    +3.01%
Value of $10,000 Investment(3)                 $12,594   $12,244   $13,453
   Total Annual Operating Expenses(4)   1.34%

CLASS B                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                      +32.64%   +25.13%   +34.96%
Average Annual Total Return(2)                  +28.64%    +4.25%    +3.04%
Value of $10,000 Investment(3)                 $12,864   $12,313   $13,496
   Total Annual Operating Expenses(4)   2.09%

CLASS C                                         1-YEAR    5-YEAR   10-YEAR
-------                                        -------   -------   -------
Cumulative Total Return(1)                      +32.55%   +25.02%   +32.38%
Average Annual Total Return(2)                  +31.55%    +4.57%    +2.84%
Value of $10,000 Investment(3)                 $13,155   $12,502   $13,238
   Total Annual Operating Expenses(4)   2.08%

ADVISOR CLASS(5)                                1-YEAR    5-YEAR   10-YEAR
----------------                               -------   -------   -------
Cumulative Total Return(1)                      +33.76%   +29.99%   +42.83%
Average Annual Total Return(2)                  +33.76%    +5.39%    +3.63%
Value of $10,000 Investment(3)                 $13,376   $12,999   $14,283
   Total Annual Operating Expenses(4)   1.09%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.


                                Annual Report | 7

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   12/31/09
-------   --------
1-Year     +25.94%
5-Year      +4.13%
10-Year     +3.01%

CLASS A (1/1/00-12/31/09)

                              (PERFORMANCE GRAPH)

                    TEMPLETON GLOBAL         MSCI AC WORLD
   DATE      OPPORTUNITIES TRUST - CLASS A       INDEX
----------   -----------------------------   -------------
  1/1/2000              $ 9,427                 $10,000
 1/31/2000              $ 8,943                 $ 9,465
 2/29/2000              $ 9,185                 $ 9,497
 3/31/2000              $ 9,546                 $10,127
 4/30/2000              $ 9,112                 $ 9,675
 5/31/2000              $ 9,255                 $ 9,431
 6/30/2000              $ 9,719                 $ 9,751
 7/31/2000              $ 9,618                 $ 9,461
 8/31/2000              $ 9,826                 $ 9,758
 9/30/2000              $ 9,356                 $ 9,220
10/31/2000              $ 9,142                 $ 9,036
11/30/2000              $ 8,934                 $ 8,475
12/31/2000              $ 9,130                 $ 8,614
 1/31/2001              $ 9,223                 $ 8,831
 2/28/2001              $ 8,943                 $ 8,088
 3/31/2001              $ 8,374                 $ 7,544
 4/30/2001              $ 8,807                 $ 8,093
 5/31/2001              $ 8,775                 $ 8,003
 6/30/2001              $ 8,650                 $ 7,758
 7/31/2001              $ 8,537                 $ 7,636
 8/31/2001              $ 8,380                 $ 7,285
 9/30/2001              $ 7,659                 $ 6,619
10/31/2001              $ 7,816                 $ 6,760
11/30/2001              $ 8,255                 $ 7,176
12/31/2001              $ 8,311                 $ 7,243
 1/31/2002              $ 8,033                 $ 7,044
 2/28/2002              $ 7,958                 $ 6,993
 3/31/2002              $ 8,373                 $ 7,309
 4/30/2002              $ 8,165                 $ 7,077
 5/31/2002              $ 8,304                 $ 7,087
 6/30/2002              $ 7,736                 $ 6,655
 7/31/2002              $ 7,117                 $ 6,096
 8/31/2002              $ 7,066                 $ 6,112
 9/30/2002              $ 6,106                 $ 5,442
10/31/2002              $ 6,447                 $ 5,843
11/30/2002              $ 6,877                 $ 6,162
12/31/2002              $ 6,500                 $ 5,868
 1/31/2003              $ 6,347                 $ 5,697
 2/28/2003              $ 6,066                 $ 5,597
 3/31/2003              $ 5,894                 $ 5,576
 4/30/2003              $ 6,521                 $ 6,074
 5/31/2003              $ 7,051                 $ 6,428
 6/30/2003              $ 7,185                 $ 6,551
 7/31/2003              $ 7,364                 $ 6,696
 8/31/2003              $ 7,652                 $ 6,855
 9/30/2003              $ 7,646                 $ 6,899
10/31/2003              $ 8,093                 $ 7,318
11/30/2003              $ 8,253                 $ 7,430
12/31/2003              $ 8,887                 $ 7,901
 1/31/2004              $ 9,158                 $ 8,036
 2/29/2004              $ 9,408                 $ 8,185
 3/31/2004              $ 9,274                 $ 8,141
 4/30/2004              $ 9,042                 $ 7,954
 5/31/2004              $ 9,094                 $ 8,021
 6/30/2004              $ 9,249                 $ 8,183
 7/31/2004              $ 8,875                 $ 7,924
 8/31/2004              $ 8,952                 $ 7,975
 9/30/2004              $ 9,210                 $ 8,143
10/31/2004              $ 9,403                 $ 8,344
11/30/2004              $ 9,990                 $ 8,802
12/31/2004              $10,359                 $ 9,146
 1/31/2005              $10,180                 $ 8,954
 2/28/2005              $10,597                 $ 9,268
 3/31/2005              $10,325                 $ 9,067
 4/30/2005              $10,106                 $ 8,873
 5/31/2005              $10,259                 $ 9,046
 6/30/2005              $10,464                 $ 9,141
 7/31/2005              $10,841                 $ 9,482
 8/31/2005              $10,914                 $ 9,558
 9/30/2005              $11,331                 $ 9,848
10/31/2005              $10,861                 $ 9,585
11/30/2005              $11,232                 $ 9,939
12/31/2005              $11,667                 $10,186
 1/31/2006              $12,360                 $10,689
 2/28/2006              $12,402                 $10,678
 3/31/2006              $12,683                 $10,907
 4/30/2006              $13,161                 $11,276
 5/31/2006              $12,655                 $10,841
 6/30/2006              $12,662                 $10,841
 7/31/2006              $12,873                 $10,917
 8/31/2006              $13,168                 $11,206
 9/30/2006              $13,400                 $11,339
10/31/2006              $13,926                 $11,767
11/30/2006              $14,327                 $12,105
12/31/2006              $14,918                 $12,379
 1/31/2007              $15,100                 $12,504
 2/28/2007              $14,897                 $12,444
 3/31/2007              $15,292                 $12,698
 4/30/2007              $16,059                 $13,268
 5/31/2007              $16,687                 $13,676
 6/30/2007              $16,738                 $13,641
 7/31/2007              $16,884                 $13,435
 8/31/2007              $16,972                 $13,404
 9/30/2007              $17,775                 $14,128
10/31/2007              $18,520                 $14,682
11/30/2007              $17,724                 $14,039
12/31/2007              $17,520                 $13,887
 1/31/2008              $16,226                 $12,753
 2/29/2008              $16,025                 $12,795
 3/31/2008              $15,542                 $12,613
 4/30/2008              $16,516                 $13,326
 5/31/2008              $16,613                 $13,549
 6/30/2008              $15,259                 $12,441
 7/31/2008              $14,917                 $12,122
 8/31/2008              $14,612                 $11,866
 9/30/2008              $12,878                 $10,388
10/31/2008              $10,245                 $ 8,332
11/30/2008              $ 9,519                 $ 7,790
12/31/2008              $10,067                 $ 8,076
 1/31/2009              $ 9,203                 $ 7,388
 2/28/2009              $ 8,425                 $ 6,670
 3/31/2009              $ 9,032                 $ 7,223
 4/30/2009              $10,090                 $ 8,082
 5/31/2009              $11,140                 $ 8,897
 6/30/2009              $11,125                 $ 8,850
 7/31/2009              $12,160                 $ 9,633
 8/31/2009              $12,525                 $ 9,981
 9/30/2009              $13,182                 $10,442
10/31/2009              $12,784                 $10,283
11/30/2009              $13,050                 $10,710
12/31/2009              $13,453                 $10,935

AVERAGE ANNUAL TOTAL RETURN

CLASS B      12/31/09
-------      --------
1-Year        +28.64%
5-Year         +4.25%
10-Year        +3.04%

CLASS B (1/1/00-12/31/09)

                              (PERFORMANCE GRAPH)

                    TEMPLETON GLOBAL         MSCI AC WORLD
   DATE      OPPORTUNITIES TRUST - CLASS B       INDEX
----------   -----------------------------   -------------
  1/1/2000              $10,000                 $10,000
 1/31/2000              $ 9,484                 $ 9,465
 2/29/2000              $ 9,759                 $ 9,497
 3/31/2000              $10,143                 $10,127
 4/30/2000              $ 9,674                 $ 9,675
 5/31/2000              $ 9,826                 $ 9,431
 6/30/2000              $10,308                 $ 9,751
 7/31/2000              $10,200                 $ 9,461
 8/31/2000              $10,410                 $ 9,758
 9/30/2000              $ 9,909                 $ 9,220
10/31/2000              $ 9,674                 $ 9,036
11/30/2000              $ 9,452                 $ 8,475
12/31/2000              $ 9,651                 $ 8,614
 1/31/2001              $ 9,744                 $ 8,831
 2/28/2001              $ 9,439                 $ 8,088
 3/31/2001              $ 8,836                 $ 7,544
 4/30/2001              $ 9,289                 $ 8,093
 5/31/2001              $ 9,249                 $ 8,003
 6/30/2001              $ 9,109                 $ 7,758
 7/31/2001              $ 8,989                 $ 7,636
 8/31/2001              $ 8,816                 $ 7,285
 9/30/2001              $ 8,058                 $ 6,619
10/31/2001              $ 8,211                 $ 6,760
11/30/2001              $ 8,663                 $ 7,176
12/31/2001              $ 8,723                 $ 7,243
 1/31/2002              $ 8,424                 $ 7,044
 2/28/2002              $ 8,344                 $ 6,993
 3/31/2002              $ 8,769                 $ 7,309
 4/30/2002              $ 8,542                 $ 7,077
 5/31/2002              $ 8,682                 $ 7,087
 6/30/2002              $ 8,089                 $ 6,655
 7/31/2002              $ 7,436                 $ 6,096
 8/31/2002              $ 7,376                 $ 6,112
 9/30/2002              $ 6,370                 $ 5,442
10/31/2002              $ 6,723                 $ 5,843
11/30/2002              $ 7,163                 $ 6,162
12/31/2002              $ 6,771                 $ 5,868
 1/31/2003              $ 6,604                 $ 5,697
 2/28/2003              $ 6,311                 $ 5,597
 3/31/2003              $ 6,130                 $ 5,576
 4/30/2003              $ 6,773                 $ 6,074
 5/31/2003              $ 7,321                 $ 6,428
 6/30/2003              $ 7,455                 $ 6,551
 7/31/2003              $ 7,636                 $ 6,696
 8/31/2003              $ 7,930                 $ 6,855
 9/30/2003              $ 7,917                 $ 6,899
10/31/2003              $ 8,379                 $ 7,318
11/30/2003              $ 8,539                 $ 7,430
12/31/2003              $ 9,188                 $ 7,901
 1/31/2004              $ 9,456                 $ 8,036
 2/29/2004              $ 9,717                 $ 8,185
 3/31/2004              $ 9,571                 $ 8,141
 4/30/2004              $ 9,323                 $ 7,954
 5/31/2004              $ 9,370                 $ 8,021
 6/30/2004              $ 9,524                 $ 8,183
 7/31/2004              $ 9,135                 $ 7,924
 8/31/2004              $ 9,209                 $ 7,975
 9/30/2004              $ 9,463                 $ 8,143
10/31/2004              $ 9,665                 $ 8,344
11/30/2004              $10,255                 $ 8,802
12/31/2004              $10,630                 $ 9,146
 1/31/2005              $10,438                 $ 8,954
 2/28/2005              $10,856                 $ 9,268
 3/31/2005              $10,575                 $ 9,067
 4/30/2005              $10,349                 $ 8,873
 5/31/2005              $10,499                 $ 9,046
 6/30/2005              $10,698                 $ 9,141
 7/31/2005              $11,081                 $ 9,482
 8/31/2005              $11,143                 $ 9,558
 9/30/2005              $11,561                 $ 9,848
10/31/2005              $11,074                 $ 9,585
11/30/2005              $11,444                 $ 9,939
12/31/2005              $11,884                 $10,186
 1/31/2006              $12,582                 $10,689
 2/28/2006              $12,617                 $10,678
 3/31/2006              $12,899                 $10,907
 4/30/2006              $13,368                 $11,276
 5/31/2006              $12,849                 $10,841
 6/30/2006              $12,849                 $10,841
 7/31/2006              $13,051                 $10,917
 8/31/2006              $13,340                 $11,206
 9/30/2006              $13,570                 $11,339
10/31/2006              $14,097                 $11,767
11/30/2006              $14,494                 $12,105
12/31/2006              $15,080                 $12,379
 1/31/2007              $15,258                 $12,504
 2/28/2007              $15,043                 $12,444
 3/31/2007              $15,432                 $12,698
 4/30/2007              $16,192                 $13,268
 5/31/2007              $16,819                 $13,676
 6/30/2007              $16,856                 $13,641
 7/31/2007              $16,991                 $13,435
 8/31/2007              $17,073                 $13,404
 9/30/2007              $17,863                 $14,128
10/31/2007              $18,602                 $14,682
11/30/2007              $17,796                 $14,039
12/31/2007              $17,577                 $13,887
 1/31/2008              $16,278                 $12,753
 2/29/2008              $16,077                 $12,795
 3/31/2008              $15,592                 $12,613
 4/30/2008              $16,569                 $13,326
 5/31/2008              $16,666                 $13,549
 6/30/2008              $15,308                 $12,441
 7/31/2008              $14,965                 $12,122
 8/31/2008              $14,659                 $11,866
 9/30/2008              $12,920                 $10,388
10/31/2008              $10,278                 $ 8,332
11/30/2008              $ 9,550                 $ 7,790
12/31/2008              $10,099                 $ 8,076
 1/31/2009              $ 9,233                 $ 7,388
 2/28/2009              $ 8,452                 $ 6,670
 3/31/2009              $ 9,061                 $ 7,223
 4/30/2009              $10,123                 $ 8,082
 5/31/2009              $11,176                 $ 8,897
 6/30/2009              $11,161                 $ 8,850
 7/31/2009              $12,199                 $ 9,633
 8/31/2009              $12,566                 $ 9,981
 9/30/2009              $13,225                 $10,442
10/31/2009              $12,825                 $10,283
11/30/2009              $13,092                 $10,710
12/31/2009              $13,496                 $10,935


                               8 | Annual Report

CLASS C (1/1/00-12/31/09)

                              (PERFORMANCE GRAPH)

                    TEMPLETON GLOBAL         MSCI AC WORLD
   DATE      OPPORTUNITIES TRUST - CLASS C       INDEX
----------   -----------------------------   -------------
  1/1/2000              $10,000                 $10,000
 1/31/2000              $ 9,481                 $ 9,465
 2/29/2000              $ 9,729                 $ 9,497
 3/31/2000              $10,109                 $10,127
 4/30/2000              $ 9,643                 $ 9,675
 5/31/2000              $ 9,796                 $ 9,431
 6/30/2000              $10,274                 $ 9,751
 7/31/2000              $10,160                 $ 9,461
 8/31/2000              $10,376                 $ 9,758
 9/30/2000              $ 9,873                 $ 9,220
10/31/2000              $ 9,637                 $ 9,036
11/30/2000              $ 9,420                 $ 8,475
12/31/2000              $ 9,617                 $ 8,614
 1/31/2001              $ 9,704                 $ 8,831
 2/28/2001              $ 9,405                 $ 8,088
 3/31/2001              $ 8,800                 $ 7,544
 4/30/2001              $ 9,254                 $ 8,093
 5/31/2001              $ 9,214                 $ 8,003
 6/30/2001              $ 9,080                 $ 7,758
 7/31/2001              $ 8,954                 $ 7,636
 8/31/2001              $ 8,787                 $ 7,285
 9/30/2001              $ 8,026                 $ 6,619
10/31/2001              $ 8,180                 $ 6,760
11/30/2001              $ 8,633                 $ 7,176
12/31/2001              $ 8,687                 $ 7,243
 1/31/2002              $ 8,393                 $ 7,044
 2/28/2002              $ 8,313                 $ 6,993
 3/31/2002              $ 8,740                 $ 7,309
 4/30/2002              $ 8,513                 $ 7,077
 5/31/2002              $ 8,653                 $ 7,087
 6/30/2002              $ 8,060                 $ 6,655
 7/31/2002              $ 7,412                 $ 6,096
 8/31/2002              $ 7,352                 $ 6,112
 9/30/2002              $ 6,345                 $ 5,442
10/31/2002              $ 6,699                 $ 5,843
11/30/2002              $ 7,139                 $ 6,162
12/31/2002              $ 6,747                 $ 5,868
 1/31/2003              $ 6,580                 $ 5,697
 2/28/2003              $ 6,287                 $ 5,597
 3/31/2003              $ 6,106                 $ 5,576
 4/30/2003              $ 6,749                 $ 6,074
 5/31/2003              $ 7,292                 $ 6,428
 6/30/2003              $ 7,432                 $ 6,551
 7/31/2003              $ 7,606                 $ 6,696
 8/31/2003              $ 7,901                 $ 6,855
 9/30/2003              $ 7,888                 $ 6,899
10/31/2003              $ 8,343                 $ 7,318
11/30/2003              $ 8,504                 $ 7,430
12/31/2003              $ 9,148                 $ 7,901
 1/31/2004              $ 9,423                 $ 8,036
 2/29/2004              $ 9,677                 $ 8,185
 3/31/2004              $ 9,531                 $ 8,141
 4/30/2004              $ 9,289                 $ 7,954
 5/31/2004              $ 9,336                 $ 8,021
 6/30/2004              $ 9,491                 $ 8,183
 7/31/2004              $ 9,102                 $ 7,924
 8/31/2004              $ 9,175                 $ 7,975
 9/30/2004              $ 9,430                 $ 8,143
10/31/2004              $ 9,625                 $ 8,344
11/30/2004              $10,215                 $ 8,802
12/31/2004              $10,588                 $ 9,146
 1/31/2005              $10,397                 $ 8,954
 2/28/2005              $10,814                 $ 9,268
 3/31/2005              $10,533                 $ 9,067
 4/30/2005              $10,307                 $ 8,873
 5/31/2005              $10,458                 $ 9,046
 6/30/2005              $10,656                 $ 9,141
 7/31/2005              $11,033                 $ 9,482
 8/31/2005              $11,101                 $ 9,558
 9/30/2005              $11,519                 $ 9,848
10/31/2005              $11,033                 $ 9,585
11/30/2005              $11,402                 $ 9,939
12/31/2005              $11,837                 $10,186
 1/31/2006              $12,534                 $10,689
 2/28/2006              $12,563                 $10,678
 3/31/2006              $12,845                 $10,907
 4/30/2006              $13,314                 $11,276
 5/31/2006              $12,801                 $10,841
 6/30/2006              $12,794                 $10,841
 7/31/2006              $13,003                 $10,917
 8/31/2006              $13,292                 $11,206
 9/30/2006              $13,523                 $11,339
10/31/2006              $14,042                 $11,767
11/30/2006              $14,439                 $12,105
12/31/2006              $15,016                 $12,379
 1/31/2007              $15,195                 $12,504
 2/28/2007              $14,987                 $12,444
 3/31/2007              $15,368                 $12,698
 4/30/2007              $16,129                 $13,268
 5/31/2007              $16,755                 $13,676
 6/30/2007              $16,792                 $13,641
 7/31/2007              $16,927                 $13,435
 8/31/2007              $17,001                 $13,404
 9/30/2007              $17,792                 $14,128
10/31/2007              $18,530                 $14,682
11/30/2007              $17,717                 $14,039
12/31/2007              $17,509                 $13,887
 1/31/2008              $16,202                 $12,753
 2/29/2008              $15,999                 $12,795
 3/31/2008              $15,500                 $12,613
 4/30/2008              $16,467                 $13,326
 5/31/2008              $16,550                 $13,549
 6/30/2008              $15,190                 $12,441
 7/31/2008              $14,843                 $12,122
 8/31/2008              $14,526                 $11,866
 9/30/2008              $12,796                 $10,388
10/31/2008              $10,175                 $ 8,332
11/30/2008              $ 9,446                 $ 7,790
12/31/2008              $ 9,987                 $ 8,076
 1/31/2009              $ 9,125                 $ 7,388
 2/28/2009              $ 8,349                 $ 6,670
 3/31/2009              $ 8,944                 $ 7,223
 4/30/2009              $ 9,979                 $ 8,082
 5/31/2009              $11,022                 $ 8,897
 6/30/2009              $10,990                 $ 8,850
 7/31/2009              $12,010                 $ 9,633
 8/31/2009              $12,362                 $ 9,981
 9/30/2009              $13,000                 $10,442
10/31/2009              $12,599                 $10,283
11/30/2009              $12,858                 $10,710
12/31/2009              $13,238                 $10,935

AVERAGE ANNUAL TOTAL RETURN

CLASS C   12/31/09
-------   --------
1-Year     +31.55%
5-Year      +4.57%
10-Year     +2.84%

ADVISOR CLASS (1/1/00-12/31/09)(5)

                              (PERFORMANCE GRAPH)

                    TEMPLETON GLOBAL               MSCI AC WORLD
   DATE      OPPORTUNITIES TRUST - ADVISOR CLASS       INDEX
----------   -----------------------------------   -------------
  1/1/2000                 $10,000                    $10,000
 1/31/2000                 $ 9,486                    $ 9,465
 2/29/2000                 $ 9,743                    $ 9,497
 3/31/2000                 $10,126                    $10,127
 4/30/2000                 $ 9,666                    $ 9,675
 5/31/2000                 $ 9,817                    $ 9,431
 6/30/2000                 $10,309                    $ 9,751
 7/31/2000                 $10,202                    $ 9,461
 8/31/2000                 $10,423                    $ 9,758
 9/30/2000                 $ 9,924                    $ 9,220
10/31/2000                 $ 9,697                    $ 9,036
11/30/2000                 $ 9,476                    $ 8,475
12/31/2000                 $ 9,684                    $ 8,614
 1/31/2001                 $ 9,784                    $ 8,831
 2/28/2001                 $ 9,486                    $ 8,088
 3/31/2001                 $ 8,883                    $ 7,544
 4/30/2001                 $ 9,342                    $ 8,093
 5/31/2001                 $ 9,309                    $ 8,003
 6/30/2001                 $ 9,175                    $ 7,758
 7/31/2001                 $ 9,056                    $ 7,636
 8/31/2001                 $ 8,889                    $ 7,285
 9/30/2001                 $ 8,124                    $ 6,619
10/31/2001                 $ 8,291                    $ 6,760
11/30/2001                 $ 8,756                    $ 7,176
12/31/2001                 $ 8,816                    $ 7,243
 1/31/2002                 $ 8,521                    $ 7,044
 2/28/2002                 $ 8,441                    $ 6,993
 3/31/2002                 $ 8,882                    $ 7,309
 4/30/2002                 $ 8,661                    $ 7,077
 5/31/2002                 $ 8,808                    $ 7,087
 6/30/2002                 $ 8,205                    $ 6,655
 7/31/2002                 $ 7,549                    $ 6,096
 8/31/2002                 $ 7,495                    $ 6,112
 9/30/2002                 $ 6,477                    $ 5,442
10/31/2002                 $ 6,839                    $ 5,843
11/30/2002                 $ 7,294                    $ 6,162
12/31/2002                 $ 6,894                    $ 5,868
 1/31/2003                 $ 6,732                    $ 5,697
 2/28/2003                 $ 6,435                    $ 5,597
 3/31/2003                 $ 6,252                    $ 5,576
 4/30/2003                 $ 6,917                    $ 6,074
 5/31/2003                 $ 7,480                    $ 6,428
 6/30/2003                 $ 7,622                    $ 6,551
 7/31/2003                 $ 7,812                    $ 6,696
 8/31/2003                 $ 8,117                    $ 6,855
 9/30/2003                 $ 8,110                    $ 6,899
10/31/2003                 $ 8,585                    $ 7,318
11/30/2003                 $ 8,754                    $ 7,430
12/31/2003                 $ 9,427                    $ 7,901
 1/31/2004                 $ 9,714                    $ 8,036
 2/29/2004                 $ 9,980                    $ 8,185
 3/31/2004                 $ 9,838                    $ 8,141
 4/30/2004                 $ 9,592                    $ 7,954
 5/31/2004                 $ 9,646                    $ 8,021
 6/30/2004                 $ 9,811                    $ 8,183
 7/31/2004                 $ 9,414                    $ 7,924
 8/31/2004                 $ 9,496                    $ 7,975
 9/30/2004                 $ 9,770                    $ 8,143
10/31/2004                 $ 9,975                    $ 8,344
11/30/2004                 $10,597                    $ 8,802
12/31/2004                 $10,988                    $ 9,146
 1/31/2005                 $10,798                    $ 8,954
 2/28/2005                 $11,241                    $ 9,268
 3/31/2005                 $10,952                    $ 9,067
 4/30/2005                 $10,720                    $ 8,873
 5/31/2005                 $10,882                    $ 9,046
 6/30/2005                 $11,100                    $ 9,141
 7/31/2005                 $11,500                    $ 9,482
 8/31/2005                 $11,577                    $ 9,558
 9/30/2005                 $12,020                    $ 9,848
10/31/2005                 $11,521                    $ 9,585
11/30/2005                 $11,914                    $ 9,939
12/31/2005                 $12,376                    $10,186
 1/31/2006                 $13,111                    $10,689
 2/28/2006                 $13,155                    $10,678
 3/31/2006                 $13,454                    $10,907
 4/30/2006                 $13,960                    $11,276
 5/31/2006                 $13,424                    $10,841
 6/30/2006                 $13,431                    $10,841
 7/31/2006                 $13,655                    $10,917
 8/31/2006                 $13,968                    $11,206
 9/30/2006                 $14,214                    $11,339
10/31/2006                 $14,772                    $11,767
11/30/2006                 $15,197                    $12,105
12/31/2006                 $15,825                    $12,379
 1/31/2007                 $16,018                    $12,504
 2/28/2007                 $15,802                    $12,444
 3/31/2007                 $16,221                    $12,698
 4/30/2007                 $17,035                    $13,268
 5/31/2007                 $17,701                    $13,676
 6/30/2007                 $17,755                    $13,641
 7/31/2007                 $17,910                    $13,435
 8/31/2007                 $18,003                    $13,404
 9/30/2007                 $18,855                    $14,128
10/31/2007                 $19,645                    $14,682
11/30/2007                 $18,801                    $14,039
12/31/2007                 $18,585                    $13,887
 1/31/2008                 $17,212                    $12,753
 2/29/2008                 $16,999                    $12,795
 3/31/2008                 $16,486                    $12,613
 4/30/2008                 $17,519                    $13,326
 5/31/2008                 $17,622                    $13,549
 6/30/2008                 $16,186                    $12,441
 7/31/2008                 $15,823                    $12,122
 8/31/2008                 $15,499                    $11,866
 9/30/2008                 $13,661                    $10,388
10/31/2008                 $10,867                    $ 8,332
11/30/2008                 $10,098                    $ 7,790
12/31/2008                 $10,678                    $ 8,076
 1/31/2009                 $ 9,762                    $ 7,388
 2/28/2009                 $ 8,937                    $ 6,670
 3/31/2009                 $ 9,581                    $ 7,223
 4/30/2009                 $10,703                    $ 8,082
 5/31/2009                 $11,817                    $ 8,897
 6/30/2009                 $11,801                    $ 8,850
 7/31/2009                 $12,906                    $ 9,633
 8/31/2009                 $13,294                    $ 9,981
 9/30/2009                 $13,992                    $10,442
10/31/2009                 $13,577                    $10,283
11/30/2009                 $13,859                    $10,710
12/31/2009                 $14,283                    $10,935

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(5)   12/31/09
----------------   --------
1-Year              +33.76%
5-Year               +5.39%
10-Year              +3.63%


                                Annual Report | 9

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(5.) Effective 5/1/09, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 5/1/09, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 4/30/09, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 5/1/09 (commencement of sales), the cumulative total return of Advisor Class shares was +32.94%.

(6.) Source: (C) 2009 Morningstar. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


                               10 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 7/1/09     VALUE 12/31/09   PERIOD* 7/1/09-12/31/09
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000           $1,209.20              $ 7.68
Hypothetical (5% return before expenses)         $1,000           $1,018.25              $ 7.02
CLASS B
Actual                                           $1,000           $1,205.30              $11.78
Hypothetical (5% return before expenses)         $1,000           $1,014.52              $10.76
CLASS C
Actual                                           $1,000           $1,204.50              $11.84
Hypothetical (5% return before expenses)         $1,000           $1,014.47              $10.82
ADVISOR CLASS
Actual                                           $1,000           $1,210.40              $ 6.30
Hypothetical (5% return before expenses)         $1,000           $1,019.51              $ 5.75

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.38%; B: 2.12%; C: 2.13%; and Advisor:
     1.13%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                               12 | Annual Report

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                                             YEAR ENDED DECEMBER 31,
                                                          ------------------------------------------------------------
CLASS A                                                     2009       2008          2007          2006         2005
-------                                                   --------   --------     ----------     --------     --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $  12.94   $  23.55     $    20.49     $  16.83     $  15.65
                                                          --------   --------     ----------     --------     --------
Income from investment operations(a):
   Net investment income(b) ...........................       0.18       0.30           0.30         0.16         0.19
   Net realized and unrealized gains (losses) .........       4.17     (10.17)          3.25         4.48         1.78
                                                          --------   --------     ----------     --------     --------
Total from investment operations ......................       4.35      (9.87)          3.55         4.64         1.97
                                                          --------   --------     ----------     --------     --------
Less distributions from:
   Net investment income ..............................      (0.20)     (0.25)         (0.22)       (0.16)       (0.19)
   Net realized gains .................................         --      (0.49)         (0.27)       (0.82)       (0.60)
                                                          --------   --------     ----------     --------     --------
Total distributions ...................................      (0.20)     (0.74)         (0.49)       (0.98)       (0.79)
                                                          --------   --------     ----------     --------     --------
Redemption fees(c) ....................................         --         --(d)          --(d)        --(d)        --(d)
                                                          --------   --------     ----------     --------     --------
Net asset value, end of year ..........................   $  17.09   $  12.94     $    23.55     $  20.49     $  16.83
                                                          ========   ========     ==========     ========     ========
Total return(e) .......................................      33.63%    (42.54)%        17.44%       27.87%       12.63%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) ...........................................       1.37%      1.34%          1.30%        1.40%        1.38%
Net investment income .................................       1.24%      1.59%          1.30%        0.85%        1.20%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $876,985   $648,175     $1,148,008     $522,313     $378,507
Portfolio turnover rate ...............................      15.29%     12.22%          9.14%        9.54%       10.24%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 13

Templeton Global Opportunities Trust

                                                                       YEAR ENDED DECEMBER 31,
                                                          -------------------------------------------------
CLASS B                                                    2009      2008       2007       2006       2005
-------                                                   ------   -------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $12.83   $ 23.26     $20.28     $16.69     $15.53
                                                          ------   -------     ------     ------     ------
Income from investment operations(a):
   Net investment income(b) ...........................     0.08      0.16       0.14       0.02       0.08
   Net realized and unrealized gains (losses) .........     4.10    (10.00)      3.20       4.42       1.75
                                                          ------   -------     ------     ------     ------
Total from investment operations ......................     4.18     (9.84)      3.34       4.44       1.83
                                                          ------   -------     ------     ------     ------
Less distributions from:
   Net investment income ..............................    (0.06)    (0.10)     (0.09)     (0.03)     (0.07)
   Net realized gains .................................       --     (0.49)     (0.27)     (0.82)     (0.60)
                                                          ------   -------     ------     ------     ------
Total distributions ...................................    (0.06)    (0.59)     (0.36)     (0.85)     (0.67)
                                                          ------   -------     ------     ------     ------
Redemption fees(c) ....................................       --        --(d)      --(d)      --(d)      --(d)
                                                          ------   -------     ------     ------     ------
Net asset value, end of year ..........................   $16.95   $ 12.83     $23.26     $20.28     $16.69
                                                          ======   =======     ======     ======     ======
Total return(e) .......................................    32.64%   (42.95)%    16.56%     26.89%     11.80%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) ...........................................     2.12%     2.09%      2.05%      2.14%      2.13%
Net investment income .................................     0.49%     0.84%      0.55%      0.11%      0.45%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $2,387   $ 2,708     $4,734     $2,873     $2,069
Portfolio turnover rate ...............................    15.29%    12.22%      9.14%      9.54%     10.24%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               14 | Annual Report

Templeton Global Opportunities Trust

                                                                         YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------
CLASS C                                                     2009      2008        2007        2006        2005
-------                                                   -------   -------     -------     -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................   $ 12.74   $ 23.18     $ 20.21     $ 16.63     $ 15.48
                                                          -------   -------     -------     -------     -------
Income from investment operations(a):
   Net investment income(b) ...........................      0.07      0.16        0.14        0.02        0.07
   Net realized and unrealized gains (losses) .........      4.07     (9.97)       3.19        4.41        1.75
                                                          -------   -------     -------     -------     -------
Total from investment operations ......................      4.14     (9.81)       3.33        4.43        1.82
                                                          -------   -------     -------     -------     -------
Less distributions from:
   Net investment income ..............................     (0.09)    (0.14)      (0.09)      (0.03)      (0.07)
   Net realized gains .................................        --     (0.49)      (0.27)      (0.82)      (0.60)
                                                          -------   -------     -------     -------     -------
Total distributions ...................................     (0.09)    (0.63)      (0.36)      (0.85)      (0.67)
                                                          -------   -------     -------     -------     -------
Redemption fees(c) ....................................        --        --(d)       --(d)       --(d)       --(d)
                                                          -------   -------     -------     -------     -------
Net asset value, end of year ..........................   $ 16.79   $ 12.74     $ 23.18     $ 20.21     $ 16.63
                                                          =======   =======     =======     =======     =======
Total return(e) .......................................     32.55%   (42.96)%     16.60%      26.86%      11.79%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) ...........................................      2.12%     2.08%       2.05%       2.15%       2.13%
Net investment income .................................      0.49%     0.85%       0.55%       0.10%       0.45%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................   $42,976   $34,474     $47,010     $26,755     $19,127
Portfolio turnover rate ...............................     15.29%    12.22%       9.14%       9.54%      10.24%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Templeton Global Opportunities Trust

                                                          PERIOD ENDED
                                                           DECEMBER 31,
ADVISOR CLASS                                                2009(a)
-------------                                             ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................      $13.02
                                                             ------
Income from investment operations(b):
   Net investment income(c) ...........................        0.07
   Net realized and unrealized gains (losses) .........        4.21
                                                             ------
Total from investment operations ......................        4.28
Less distributions from net investment income .........       (0.23)
                                                             ------
Net asset value, end of period ........................      $17.07
                                                             ======
Total return(d) .......................................       32.94%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses(f) ...........................................        1.12%
Net investment income .................................        1.49%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................      $2,750
Portfolio turnover rate ...............................       15.29%

(a)  For the period May 1, 2009 (effective date) to December 31, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Total return is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               16 | Annual Report

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2009

                                                                        INDUSTRY                         SHARES/UNITS       VALUE
                                                        ----------------------------------------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 98.5%
    AUSTRALIA 1.0%
(a) Alumina Ltd. ....................................                   Metals & Mining                     5,571,850   $  9,199,815
                                                                                                                        ------------
    BRAZIL 3.2%
    Companhia de Saneamento Basico do
       Estado de Sao Paulo ..........................                   Water Utilities                       171,320      3,379,221
    Companhia de Saneamento de Minas Gerais .........                   Water Utilities                       202,220      3,857,610
    Petroleo Brasileiro SA, ADR .....................             Oil, Gas & Consumable Fuels                 468,610     22,343,325
                                                                                                                        ------------
                                                                                                                          29,580,156
                                                                                                                        ------------
    CHINA 7.1%
(a) BYD Co. Ltd., H .................................   Electronic Equipment, Instruments & Components        540,940      4,775,442
    China Coal Energy Co., H ........................             Oil, Gas & Consumable Fuels                 394,000        723,598
    China Life Insurance Co. Ltd., H ................                      Insurance                        1,515,000      7,493,229
    China Mobile Ltd. ...............................         Wireless Telecommunication Services             614,500      5,773,544
    China Resources Power Holdings Co. Ltd. .........    Independent Power Producers & Energy Traders       8,756,000     17,435,887
    China Shenhua Energy Co. Ltd., H ................             Oil, Gas & Consumable Fuels                 972,000      4,763,661
    China Telecom Corp. Ltd., H .....................       Diversified Telecommunication Services          5,934,000      2,479,611
    Honghua Group Ltd. ..............................             Energy Equipment & Services              39,827,000      7,961,599
    PetroChina Co. Ltd., H ..........................             Oil, Gas & Consumable Fuels               1,770,000      2,127,552
    Shanghai Electric Group Co. Ltd. ................                Electrical Equipment                  22,901,000     10,603,272
(a) TCL Communication Technology Holdings Ltd. ......              Communications Equipment                   734,577        168,635
(a) TCL Multimedia Technology Holdings Ltd. .........                 Household Durables                      850,200        930,936
    Weiqiao Textile Co. Ltd., H .....................          Textiles, Apparel & Luxury Goods               100,500         68,955
                                                                                                                        ------------
                                                                                                                          65,305,921
                                                                                                                        ------------
    EGYPT 0.5%
    Egyptian Mobile Services ........................         Wireless Telecommunication Services             108,260      4,756,749
                                                                                                                        ------------
    FRANCE 7.4%
    AXA SA ..........................................                      Insurance                          110,844      2,624,363
    Electricite de France ...........................                 Electric Utilities                       48,870      2,907,328
    France Telecom SA ...............................       Diversified Telecommunication Services            521,900     13,021,496
    GDF Suez ........................................                   Multi-Utilities                       325,257     14,100,368
    Sanofi-Aventis ..................................                   Pharmaceuticals                       217,856     17,170,460
    Suez Environnement SA ...........................                   Multi-Utilities                        27,593        636,905
    Total SA, B .....................................             Oil, Gas & Consumable Fuels                 107,908      6,951,694
    Vivendi SA ......................................                        Media                            384,850     11,455,832
                                                                                                                        ------------
                                                                                                                          68,868,446
                                                                                                                        ------------
    GERMANY 6.4%
    Bayerische Motoren Werke AG .....................                     Automobiles                         109,760      5,027,711
    Celesio AG ......................................          Health Care Providers & Services                98,600      2,512,309
    Deutsche Post AG ................................               Air Freight & Logistics                   657,100     12,745,209
    E.ON AG .........................................                 Electric Utilities                      283,040     11,794,139
    Merck KGaA ......................................                   Pharmaceuticals                       138,010     12,781,771
    SAP AG ..........................................                      Software                           183,380      8,683,477
    Siemens AG, ADR .................................              Industrial Conglomerates                    65,140      5,973,338
                                                                                                                        ------------
                                                                                                                          59,517,954
                                                                                                                        ------------


                               Annual Report | 17

Templeton Global Opportunities Trust

                                                                        INDUSTRY                         SHARES/UNITS       VALUE
                                                        ----------------------------------------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    HONG KONG 1.0%
    Cheung Kong (Holdings) Ltd. .....................        Real Estate Management & Development             512,000   $  6,623,109
    Hutchison Whampoa Ltd., ADR .....................              Industrial Conglomerates                    26,100        897,840
    Swire Pacific Ltd., A ...........................        Real Estate Management & Development             145,000      1,757,870
                                                                                                                        ------------
                                                                                                                           9,278,819
                                                                                                                        ------------
    IRELAND 0.5%
    CRH PLC .........................................               Construction Materials                    180,640      4,915,551
                                                                                                                        ------------
    ISRAEL 0.3%
(a) Check Point Software Technologies Ltd. ..........                      Software                            76,200      2,581,656
                                                                                                                        ------------
    ITALY 2.3%
    Eni SpA .........................................             Oil, Gas & Consumable Fuels                 184,151      4,692,133
    Mediaset SpA ....................................                        Media                          1,231,550     10,110,245
(a) UniCredit SpA ...................................                  Commercial Banks                     1,827,927      6,129,353
                                                                                                                        ------------
                                                                                                                          20,931,731
                                                                                                                        ------------
    JAPAN 4.2%
    Komatsu Ltd. ....................................                      Machinery                          141,000      2,932,824
    Mabuchi Motor Co. Ltd. ..........................   Electronic Equipment, Instruments & Components         59,500      2,930,845
    Mitsubishi UFJ Financial Group Inc. .............                  Commercial Banks                     1,650,000      8,021,080
    Nintendo Co. Ltd. ...............................                      Software                            16,400      3,887,460
(a) Nissan Motor Co. Ltd. ...........................                     Automobiles                         545,000      4,747,795
    NOK Corp. .......................................                   Auto Components                       296,300      4,075,798
(a) Shinsei Bank Ltd. ...............................                  Commercial Banks                     3,960,000      4,301,570
    Sony Corp. ......................................                 Household Durables                       82,800      2,377,673
    USS Co. Ltd. ....................................                  Specialty Retail                        86,110      5,241,801
                                                                                                                        ------------
                                                                                                                          38,516,846
                                                                                                                        ------------
    NETHERLANDS 1.1%
(a) ING Groep NV ....................................           Diversified Financial Services                535,800      5,292,100
    Koninklijke Philips Electronics NV ..............              Industrial Conglomerates                   163,503      4,840,079
                                                                                                                        ------------
                                                                                                                          10,132,179
                                                                                                                        ------------
    NEW ZEALAND 0.3%
    Fisher & Paykel Healthcare Corp. Ltd. ...........          Health Care Equipment & Supplies             1,166,850      2,852,676
                                                                                                                        ------------
    RUSSIA 1.4%
    Gazprom, ADR ....................................             Oil, Gas & Consumable Fuels                 260,200      6,518,010
    Gazprom, ADR (London Exchange) ..................             Oil, Gas & Consumable Fuels                 258,980      6,627,298
                                                                                                                        ------------
                                                                                                                          13,145,308
                                                                                                                        ------------
    SINGAPORE 0.4%
    DBS Group Holdings Ltd. .........................                  Commercial Banks                       322,500      3,533,618
                                                                                                                        ------------
    SOUTH KOREA 4.7%
    Busan Bank ......................................                  Commercial Banks                       217,610      2,603,314
    Daegu Bank Co. Ltd. .............................                  Commercial Banks                       175,690      2,591,487
(a) Hana Financial Group Inc. .......................                  Commercial Banks                       143,597      4,051,490
    Hyundai Motor Co. Ltd. ..........................                     Automobiles                         162,330     16,844,482
(a) KB Financial Group Inc. .........................                  Commercial Banks                        79,446      4,067,428


                               18 | Annual Report

Templeton Global Opportunities Trust

                                                                        INDUSTRY                         SHARES/UNITS       VALUE
                                                        ----------------------------------------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    SOUTH KOREA (CONTINUED)
    Samsung Electronics Co. Ltd. ....................      Semiconductors & Semiconductor Equipment            17,410   $ 11,929,413
    SK Telecom Co. Ltd., ADR ........................         Wireless Telecommunication Services              92,600      1,505,676
                                                                                                                        ------------
                                                                                                                          43,593,290
                                                                                                                        ------------
    SPAIN 4.2%
    Banco Santander SA ..............................                  Commercial Banks                       322,500      5,331,973
    Iberdrola SA ....................................                 Electric Utilities                    1,217,864     11,627,888
    Repsol YPF SA ...................................             Oil, Gas & Consumable Fuels                 161,820      4,337,407
    Telefonica SA ...................................       Diversified Telecommunication Services            621,045     17,353,181
                                                                                                                        ------------
                                                                                                                          38,650,449
                                                                                                                        ------------
    SWEDEN 1.6%
    Atlas Copco AB, A ...............................                      Machinery                          290,960      4,279,242
    Nordea Bank AB ..................................                  Commercial Banks                       236,730      2,410,383
    Telefonaktiebolaget LM Ericsson, B ..............              Communications Equipment                   876,140      8,064,252
                                                                                                                        ------------
                                                                                                                          14,753,877
                                                                                                                        ------------
    SWITZERLAND 5.1%
    Lonza Group AG ..................................           Life Sciences Tools & Services                 97,950      6,907,550
    Nestle SA .......................................                    Food Products                         87,400      4,238,497
    Novartis AG .....................................                   Pharmaceuticals                       218,480     11,924,958
    Roche Holding AG ................................                   Pharmaceuticals                        89,030     15,120,006
    Swiss Reinsurance Co. ...........................                      Insurance                           87,098      4,199,450
(a) UBS AG ..........................................                   Capital Markets                       322,195      4,995,633
                                                                                                                        ------------
                                                                                                                          47,386,094
                                                                                                                        ------------
    TAIWAN 3.2%
    Chunghwa Telecom Co. Ltd. .......................       Diversified Telecommunication Services          1,654,462      3,077,227
    Lite-On Technology Corp. ........................               Computers & Peripherals                 6,027,829      9,053,991
    Lite-On Technology Corp., GDR ...................               Computers & Peripherals                   124,306      1,867,116
    Mega Financial Holding Co. Ltd. .................                  Commercial Banks                     4,804,000      2,778,181
    Taiwan Semiconductor Manufacturing Co. Ltd. .....      Semiconductors & Semiconductor Equipment         6,505,840     13,117,433
                                                                                                                        ------------
                                                                                                                          29,893,948
                                                                                                                        ------------
    THAILAND 3.1%
    Airports of Thailand Public Co. Ltd., fgn. ......            Transportation Infrastructure              2,135,400      2,496,421
    BEC World Public Co. Ltd., fgn. .................                        Media                          4,081,800      3,009,960
    Krung Thai Bank Public Co. Ltd., fgn. ...........                  Commercial Banks                    15,000,000      4,428,957
    Siam City Bank Public Co. Ltd., fgn. ............                  Commercial Banks                    21,431,300     18,790,933
                                                                                                                        ------------
                                                                                                                          28,726,271
                                                                                                                        ------------
    TURKEY 1.3%
    Turkcell Iletisim Hizmetleri AS, ADR ............         Wireless Telecommunication Services             664,580     11,623,504
                                                                                                                        ------------
    UNITED KINGDOM 10.3%
    Aviva PLC .......................................                      Insurance                          373,290      2,393,738
    BAE Systems PLC .................................                 Aerospace & Defense                   1,766,077     10,223,919
    BP PLC ..........................................             Oil, Gas & Consumable Fuels               1,311,440     12,724,649


                               Annual Report | 19

Templeton Global Opportunities Trust

                                                                        INDUSTRY                         SHARES/UNITS       VALUE
                                                        ----------------------------------------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    UNITED KINGDOM (CONTINUED)
(a) British Airways PLC .............................                      Airlines                           214,800   $    650,542
    British Sky Broadcasting Group PLC ..............                        Media                            215,760      1,958,606
    Cadbury PLC .....................................                    Food Products                      1,077,694     13,856,332
    GlaxoSmithKline PLC .............................                   Pharmaceuticals                       507,250     10,811,133
    HSBC Holdings PLC ...............................                  Commercial Banks                       634,800      7,319,231
    Kingfisher PLC ..................................                  Specialty Retail                     1,330,940      4,931,643
    National Grid PLC ...............................                   Multi-Utilities                       148,743      1,630,145
    Royal Dutch Shell PLC, A ........................             Oil, Gas & Consumable Fuels                  21,030        635,182
    Royal Dutch Shell PLC, B ........................             Oil, Gas & Consumable Fuels                 407,177     11,914,102
    Smiths Group PLC ................................              Industrial Conglomerates                   146,180      2,389,507
    Unilever PLC ....................................                    Food Products                        132,631      4,269,648
    Vodafone Group PLC ..............................         Wireless Telecommunication Services           3,969,660      9,204,416
                                                                                                                        ------------
                                                                                                                          94,912,793
                                                                                                                        ------------
    UNITED STATES 27.9%
    Accenture PLC, A ................................                     IT Services                         398,070     16,519,905
    ACE Ltd. ........................................                      Insurance                           94,225      4,748,940
(a) American International Group Inc. ...............                      Insurance                           16,957        508,371
(a) Amgen Inc. ......................................                    Biotechnology                        324,140     18,336,600
(a) AOL Inc. ........................................            Internet Software & Services                  24,538        572,952
    Aon Corp. .......................................                      Insurance                          152,920      5,862,953
    AT&T Inc. .......................................       Diversified Telecommunication Services             75,190      2,107,576
    The Bank of New York Mellon Corp. ...............                   Capital Markets                       327,410      9,157,658
(a) Boston Scientific Corp. .........................          Health Care Equipment & Supplies               998,480      8,986,320
    Bristol-Myers Squibb Co. ........................                   Pharmaceuticals                       251,110      6,340,527
    Burger King Holdings Inc. .......................            Hotels, Restaurants & Leisure                530,740      9,988,527
    CIGNA Corp. .....................................          Health Care Providers & Services                94,500      3,333,015
(a) Cisco Systems Inc. ..............................              Communications Equipment                   414,440      9,921,693
    Comcast Corp., A ................................                        Media                            443,700      7,480,782
    CVS Caremark Corp. ..............................              Food & Staples Retailing                   302,860      9,755,121
    Cytec Industries Inc. ...........................                      Chemicals                          195,570      7,122,659
(a) Dell Inc. .......................................               Computers & Peripherals                   577,990      8,299,936
(a) DIRECTV, A ......................................                        Media                            126,600      4,222,110
    Dr. Pepper Snapple Group Inc. ...................                      Beverages                           27,072        766,138
    General Electric Co. ............................              Industrial Conglomerates                   390,920      5,914,620
    Great Plains Energy Inc. ........................                 Electric Utilities                      335,471      6,504,783
(a) The Interpublic Group of Cos. Inc. ..............                        Media                            573,370      4,231,471
(a) KKR & Co. (Guernsey) LP .........................                   Capital Markets                        88,000        748,000
(a) Liz Claiborne Inc. ..............................          Textiles, Apparel & Luxury Goods             1,045,070      5,883,744
    Merck & Co. Inc. ................................                   Pharmaceuticals                       254,220      9,289,199
    Microsoft Corp. .................................                      Software                           194,760      5,938,232
    News Corp., A ...................................                        Media                            672,120      9,201,323
(a) OfficeMax Inc. ..................................                  Specialty Retail                       426,560      5,413,046
    Oracle Corp. ....................................                      Software                           328,950      8,072,433
    Pfizer Inc. .....................................                   Pharmaceuticals                       553,084     10,060,598
    The Procter & Gamble Co. ........................                 Household Products                      147,950      8,970,208
    Raytheon Co. ....................................                 Aerospace & Defense                     109,520      5,642,470
(a) Sprint Nextel Corp. .............................         Wireless Telecommunication Services             285,520      1,045,003


                               20 | Annual Report

Templeton Global Opportunities Trust

                                                                        INDUSTRY                         SHARES/UNITS       VALUE
                                                        ----------------------------------------------   ------------   ------------
    COMMON STOCKS AND OTHER EQUITY
    INTERESTS (CONTINUED)
    UNITED STATES (CONTINUED)
    Target Corp. ....................................                  Multiline Retail                        90,140   $  4,360,072
    Time Warner Cable Inc. ..........................                        Media                             67,750      2,804,172
    Time Warner Inc. ................................                        Media                            269,913      7,865,265
    United Parcel Service Inc., B ...................               Air Freight & Logistics                    70,240      4,029,669
(a) Viacom Inc., B ..................................                        Media                            118,180      3,513,491
(a) Watson Pharmaceuticals Inc. .....................                   Pharmaceuticals                       376,190     14,900,886
                                                                                                                        ------------
                                                                                                                         258,420,468
                                                                                                                        ------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $909,396,743) ..........................                                                                    911,078,119
                                                                                                                        ------------
    PREFERRED STOCKS
    (COST $4,546,285) 0.6%
    BRAZIL 0.6%
    Vale SA, ADR, pfd., A ...........................                   Metals & Mining                       203,380      5,047,892
                                                                                                                        ------------
    TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
       (COST $913,943,028) ..........................                                                                    916,126,011
                                                                                                                        ------------

                                                                                                           PRINCIPAL
                                                                                                           AMOUNT(b)
                                                                                                         ------------
    SHORT TERM INVESTMENTS 0.9%
    U.S. GOVERNMENT AND AGENCY
    SECURITIES 0.9%
(c) FHLB, 1/04/10 ...................................                                                       3,745,000      3,745,000
(c) FHLMC, 6/29/10 ..................................                                                       5,000,000      4,996,580
                                                                                                                        ------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $8,739,750) ............................                                                                      8,741,580
                                                                                                                        ------------
    TOTAL INVESTMENTS
       (COST $922,682,778) 100.0% ...................                                                                    924,867,591
    OTHER ASSETS, LESS LIABILITIES 0.0%(d) ..........                                                                        230,307
                                                                                                                        ------------
    NET ASSETS 100.0% ...............................                                                                   $925,097,898
                                                                                                                        ============

See Abbreviations on page 33.

(a)  Non-income producing.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  The security is traded on a discount basis with no stated coupon rate.

(d)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 21

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2009

Assets:
   Investments in securities:
      Cost ..................................................................   $922,682,778
                                                                                ============
      Value .................................................................   $924,867,591
   Cash .....................................................................            153
   Receivables:
      Investment securities sold ............................................        120,156
      Capital shares sold ...................................................      1,161,429
      Dividends and interest ................................................      1,297,619
   Other assets .............................................................            130
                                                                                ------------
         Total assets .......................................................    927,447,078
                                                                                ------------
Liabilities:
   Payables:
      Capital shares redeemed ...............................................        910,286
      Affiliates ............................................................      1,195,576
   Accrued expenses and other liabilities ...................................        243,318
                                                                                ------------
         Total liabilities ..................................................      2,349,180
                                                                                ------------
            Net assets, at value ............................................   $925,097,898
                                                                                ============
Net assets consist of:
   Paid-in capital ..........................................................   $968,935,685
   Undistributed net investment income ......................................      1,943,664
   Net unrealized appreciation (depreciation) ...............................      2,207,628
   Accumulated net realized gain (loss) .....................................    (47,989,079)
                                                                                ------------
            Net assets, at value ............................................   $925,097,898
                                                                                ============
CLASS A:
   Net assets, at value .....................................................   $876,984,639
                                                                                ============
   Shares outstanding .......................................................     51,322,522
                                                                                ============
   Net asset value per share(a) .............................................   $      17.09
                                                                                ============
   Maximum offering price per share (net asset value per share / 94.25%) ....   $      18.13
                                                                                ============
CLASS B:
   Net assets, at value .....................................................   $  2,387,227
                                                                                ============
   Shares outstanding .......................................................        140,861
                                                                                ============
   Net asset value and maximum offering price per share(a) ..................   $      16.95
                                                                                ============
CLASS C:
   Net assets, at value .....................................................   $ 42,976,475
                                                                                ============
   Shares outstanding .......................................................      2,559,178
                                                                                ============
   Net asset value and maximum offering price per share(a) ..................   $      16.79
                                                                                ============
ADVISOR CLASS:
   Net assets, at value .....................................................   $  2,749,557
                                                                                ============
   Shares outstanding .......................................................        161,038
                                                                                ============
   Net asset value and maximum offering price per share .....................   $      17.07
                                                                                ============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               22 | Annual Report

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2009

Investment income:
   Dividends (net of foreign taxes of $1,941,991) ....................   $ 20,127,305
   Interest ..........................................................         50,736
                                                                         ------------
         Total investment income .....................................     20,178,041
                                                                         ------------
Expenses:
   Management fees (Note 3a) .........................................      5,788,882
   Administrative fees (Note 3b) .....................................      1,038,266
   Distribution fees: (Note 3c)
      Class A ........................................................      1,833,958
      Class B ........................................................         23,920
      Class C ........................................................        349,432
   Transfer agent fees (Note 3e) .....................................      1,300,723
   Custodian fees (Note 4) ...........................................        162,482
   Reports to shareholders ...........................................        111,685
   Registration and filing fees ......................................         95,309
   Professional fees .................................................         53,472
   Trustees' fees and expenses .......................................         85,881
   Other .............................................................         55,461
                                                                         ------------
         Total expenses ..............................................     10,899,471
         Expense reductions (Note 4) .................................         (5,257)
                                                                         ------------
            Net expenses .............................................     10,894,214
                                                                         ------------
               Net investment income .................................      9,283,827
                                                                         ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ....................................................    (43,941,034)
      Foreign currency transactions ..................................        247,205
                                                                         ------------
            Net realized gain (loss) .................................    (43,693,829)
                                                                         ------------
   Net change in unrealized appreciation (depreciation) on:
      Investments ....................................................    263,803,753
      Translation of other assets and liabilities denominated in
         foreign currencies ..........................................         78,172
                                                                         ------------
            Net change in unrealized appreciation (depreciation) .....    263,881,925
                                                                         ------------
Net realized and unrealized gain (loss) ..............................    220,188,096
                                                                         ------------
Net increase (decrease) in net assets resulting from operations ......   $229,471,923
                                                                         ============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             YEAR ENDED DECEMBER 31,
                                                                         ------------------------------
                                                                             2009             2008
                                                                         ------------    --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..........................................   $  9,283,827    $   15,088,751
      Net realized gain (loss) from investments and foreign currency
         transactions ................................................    (43,693,829)       (4,276,633)
      Net change in unrealized appreciation (depreciation) on
         investments and translation of other assets and liabilities
         denominated in foreign currencies ...........................    263,881,925      (520,663,570)
                                                                         ------------    --------------
            Net increase (decrease) in net assets resulting from
               operations ............................................    229,471,923      (509,851,452)
                                                                         ------------    --------------
   Distributions to shareholders from:
      Net investment income:
         Class A .....................................................     (9,953,275)      (12,063,995)
         Class B .....................................................        (10,048)          (19,775)
         Class C .....................................................       (226,702)         (354,711)
         Adviser Class ...............................................        (35,563)               --
      Net realized gains:
         Class A .....................................................             --       (24,746,627)
         Class B .....................................................             --          (107,989)
         Class C .....................................................             --        (1,107,974)
                                                                         ------------    --------------
   Total distributions to shareholders ...............................    (10,225,588)      (38,401,071)
                                                                         ------------    --------------
   Capital share transactions: (Note 2)
         Class A .....................................................     19,920,367        23,228,102
         Class B .....................................................       (953,926)          213,370
         Class C .....................................................       (945,071)       10,413,340
         Advisor Class ...............................................      2,473,658                --
                                                                         ------------    --------------
   Total capital share transactions ..................................     20,495,028        33,854,812
                                                                         ------------    --------------
   Redemption fees ...................................................             --             2,237
                                                                         ------------    --------------
         Net increase (decrease) in net assets .......................    239,741,363      (514,395,474)
Net assets:
   Beginning of year .................................................    685,356,535     1,199,752,009
                                                                         ------------    --------------
   End of year .......................................................   $925,097,898    $  685,356,535
                                                                         ------------    --------------
Undistributed net investment income included in net assets:
   End of year .......................................................   $  1,943,664    $    2,830,861
                                                                         ============    ==============

   The accompanying notes are an integral part of these financial statements.


                               24 | Annual Report

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective May 1, 2009, the Fund began offering a new class of shares, Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A.   SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                               Annual Report | 25

Templeton Global Opportunities Trust

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B.   FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C.   INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2009, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


                               26 | Annual Report

Templeton Global Opportunities Trust

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E.   ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F.   REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any Fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

G.   GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                               Annual Report | 27

Templeton Global Opportunities Trust

2.   SHARES OF BENEFICIAL INTEREST

At December 31, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                         YEAR ENDED DECEMBER 31,
                                                  2009(a)                         2008
                                        ---------------------------   ---------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                        -----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold ......................    12,934,181   $ 186,222,904    17,708,932   $ 321,615,443
   Shares issued in reinvestment
      of distributions ..............       401,755       6,648,549     1,624,815      27,020,112
   Shares redeemed ..................   (12,101,431)   (172,951,086)  (17,995,695)   (325,407,453)
                                        -----------   -------------   -----------   -------------
   Net increase (decrease) ..........     1,234,505   $  19,920,367     1,338,052   $  23,228,102
                                        ===========   =============   ===========   =============
CLASS B SHARES:
   Shares sold ......................        13,420   $     194,166       110,351   $   2,063,165
   Shares issued in reinvestment
      of distributions ..............           594           9,317         6,580         114,297
   Shares redeemed ..................       (84,168)     (1,157,409)     (109,399)     (1,964,092)
                                        -----------   -------------   -----------   -------------
   Net increase (decrease) ..........       (70,154)  $    (953,926)        7,532   $     213,370
                                        ===========   =============   ===========   =============
CLASS C SHARES:
   Shares sold ......................       541,956   $   8,100,182     1,595,248   $  26,296,054
   Shares issued in reinvestment
      of distributions ..............        12,668         201,297        76,785       1,282,663
   Shares redeemed ..................      (702,347)     (9,246,550)     (993,494)    (17,165,377)
                                        -----------   -------------   -----------   -------------
   Net increase (decrease) ..........      (147,723)  $    (945,071)      678,539   $  10,413,340
                                        ===========   =============   ===========   =============
ADVISOR CLASS SHARES:
   Shares sold ......................       185,787   $   2,882,783
   Shares issued in reinvestment
      of distributions ..............           701          11,689
   Shares redeemed ..................       (25,450)       (420,814)
                                        -----------   -------------
   Net increase (decrease) ..........       161,038   $   2,473,658
                                        ===========   =============

(a) For the period May 1, 2009 (effective date) to December 31, 2009 for Advisor Class.

3.   TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Templeton Investment Counsel, LLC (TIC)                         Investment manager
Franklin Templeton Investments (Asia) Limited (FTIA)            Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                               28 | Annual Report

Templeton Global Opportunities Trust

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   --------------------------------------------------
       0.750%         Up to and including $1 billion
       0.730%         Over $1 billion, up to and including $5 billion
       0.710%         Over $5 billion, up to and including $10 billion
       0.690%         Over $10 billion, up to and including $15 billion
       0.670%         Over $15 billion, up to and including $20 billion
       0.650%         In excess of $20 billion

Under a subadvisory agreement, FTIA, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B.   ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   --------------------------------------------------
       0.150%         Up to and including $200 million
       0.135%         Over $200 million, up to and including $700 million
       0.100%         Over $700 million, up to and including $1.2 billion
       0.075%         In excess of $1.2 billion

C.   DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .........................   0.25%
Class B .........................   1.00%
Class C .........................   1.00%


                               Annual Report | 29

Templeton Global Opportunities Trust

3.   TRANSACTIONS WITH AFFILIATES (CONTINUED)

D.   SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ...................................................   $152,788
Contingent deferred sales charges retained ..........................   $ 10,178

E.   TRANSFER AGENT FEES

For the year ended December 31, 2009, the Fund paid transfer agent fees of $1,300,723, of which $942,592 was retained by Investor Services.

4.   EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2009, the custodian fees were reduced as noted in the Statement of Operations.

5.   INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
2016 .........................................   $ 3,791,451
2017 .........................................    32,552,977
                                                 -----------
                                                 $36,344,428
                                                 ===========

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2009, the Fund deferred realized capital losses of $11,644,651.

The tax character of distributions paid during the years ended December 31, 2009 and 2008, was as follows:

                                           2009          2008
                                       -----------   -----------
Distributions paid from:
   Ordinary income .................   $10,225,588   $27,665,916
   Long term capital gain ..........            --    10,735,155
                                       -----------   -----------
                                       $10,225,588   $38,401,071
                                       ===========   ===========


                               30 | Annual Report

Templeton Global Opportunities Trust

5.   INCOME TAXES (CONTINUED)

At December 31, 2009, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ............................................   $ 923,261,029
                                                                   -------------
Unrealized appreciation ........................................   $ 181,704,716
Unrealized depreciation ........................................    (180,098,154)
                                                                   -------------
Net unrealized appreciation (depreciation) .....................   $   1,606,562
                                                                   =============
Distributable earnings - undistributed ordinary income .........   $   2,521,834
                                                                   =============

Net investment income and net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions and pass-through entity income.

6.   INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2009, aggregated $177,334,319 and $110,570,355, respectively.

7.   CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8.   CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective January 22, 2010, the Fund renewed the Global Credit Facility, for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the year ended December 31, 2009, the Fund did not utilize the Global Credit Facility.


                               Annual Report | 31

Templeton Global Opportunities Trust

9.   FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2009, in valuing the Fund's assets and liabilities carried at fair value:

                                                       LEVEL 1       LEVEL 2     LEVEL 3      TOTAL
                                                    ------------   -----------   -------   ------------
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
         Taiwan .................................   $ 28,026,832   $ 1,867,116     $--     $ 29,893,948
         Other Equity Investments(b) ............    886,232,063            --      --      886,232,063
   Short Term Investments .......................             --     8,741,580      --        8,741,580
                                                    ------------   -----------     ---     ------------
            Total Investments in Securities .....   $914,258,895   $10,608,696     $--     $924,867,591
                                                    ============   ===========     ===     ============

(a)  Includes common and preferred stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

10.  NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS. ASU No. 2010-6 enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying the provisions of ASU No. 2010-6.


                               32 | Annual Report

Templeton Global Opportunities Trust

11.  SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through February 19, 2010, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO
ADR   - American Depository Receipt
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
GDR   - Global Depository Receipt


                               Annual Report | 33

Templeton Global Opportunities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL OPPORTUNITIES
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the "Fund") at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 19, 2010


                               34 | Annual Report

Templeton Global Opportunities Trust

TAX DESIGNATION (UNAUDITED)

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund designates 30.70% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2009.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $18,263,269 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2009. Distributions, including qualified dividend income, paid during calendar year 2009 will be reported to shareholders on Form 1099-DIV in January 2010. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $25,889 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2009.

At December 31, 2009, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 14, 2009, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, and foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, Class C, and Advisor Class shareholders of record.

RECORD DATE: 12/14/2009

                                          FOREIGN TAX PAID   FOREIGN SOURCE INCOME   FOREIGN QUALIFIED DIVIDENDS
CLASS                                         PER SHARE            PER SHARE                  PER SHARE
-----                                     ----------------   ---------------------   ---------------------------
Class A ...............................        $0.0356              $0.1829                    $0.1458
Class B ...............................        $0.0356              $0.0713                    $0.0568
Class C ...............................        $0.0356              $0.0950                    $0.0758
Advisor Class .........................        $0.0356              $0.2136                    $0.1702

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.


                               Annual Report | 35

Templeton Global Opportunities Trust

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)

In January 2010, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2009. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2009 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                               36 | Annual Report

Templeton Global Opportunities Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------------   ----------------   -----------------------   ----------------------------------
HARRIS J. ASHTON (1932)             Trustee          Since 1992         133                       Bar-S Foods (meat packing
500 East Broward Blvd.                                                                            company).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ANN TORRE BATES (1958)              Trustee          Since 2008         31                        SLM Corporation (Sallie Mae) and
500 East Broward Blvd.                                                                            Allied Capital Corporation
Suite 2100                                                                                        (financial services).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Independent strategic and financial consultant; and FORMERLY Executive Vice President and Chief Financial Officer, NHP Incorporated
(manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

FRANK J. CROTHERS (1944)            Trustee          Since 1989         23                        Fortis, Inc. (utility holding
500 East Broward Blvd.                                                                            company) and AML Foods Limited
Suite 2100                                                                                        (retail distributors).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director and Vice Chairman, Caribbean Utilities Company, Ltd. and director of various other private business and nonprofit organizations.

EDITH E. HOLIDAY (1952)             Lead             Trustee since      133                       Hess Corporation (exploration and
500 East Broward Blvd.              Independent      1996 and Lead                                refining of oil and gas), H.J.
Suite 2100                          Trustee          Independent                                  Heinz Company (processed foods and
Fort Lauderdale, FL 33394-3091                       Trustee since                                allied products), RTI
                                                     2007                                         International Metals, Inc.
                                                                                                  (manufacture and distribution of
                                                                                                  titanium), Canadian National
                                                                                                  Railway (railroad) and White
                                                                                                  Mountains Insurance Group, Ltd.
                                                                                                  (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               Annual Report | 37

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------------   ----------------   -----------------------   ----------------------------------
J. MICHAEL LUTTIG (1954)            Trustee          Since              133                       Boeing Capital Corporation
500 East Broward Blvd.                               December 2009                                (aircraft financing).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Executive Vice President, General Counsel and member of Executive Counsel, The Boeing Company; and FORMERLY Federal Appeals Court
Judge, U.S. Court of Appeals for the Fourth Circuit (1991-2006).

DAVID W. NIEMIEC (1949)             Trustee          Since 2005         23                        Emeritus Corporation (assisted
500 East Broward Blvd.                                                                            living) and OSI Pharmaceuticals,
Suite 2100                                                                                        Inc. (pharmaceutical products).
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Advisor, Saratoga Partners (private equity fund); and FORMERLY Managing Director, Saratoga Partners (1998-2001) and SBC Warburg
Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief
Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

FRANK A. OLSON (1932)               Trustee          Since 2003         133                       Hess Corporation (exploration and
500 East Broward Blvd.                                                                            refining of oil and gas).
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)            Trustee          Since 2005         141                       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY Director,
Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of The
Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S.
Department of Justice (2001-2003).

CONSTANTINE D. TSERETOPOULOS        Trustee          Since 1989         23                        None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

ROBERT E. WADE (1946)               Trustee          Since 2006         38                        El Oro Ltd. (investments).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Attorney at law.


                               38 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------------   ----------------   -----------------------   ----------------------------------
**CHARLES B. JOHNSON (1933)         Trustee,         Trustee and        133                       None
One Franklin Parkway                Chairman of      Chairman of the
San Mateo, CA 94403-1906            the Board and    Board since 1995
                                    Vice President   and Vice President
                                                     since 1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton Investments.

RUPERT H. JOHNSON, JR. (1940)       Trustee and      Since 1996         52                        None
One Franklin Parkway                Vice President
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 43 of the investment companies in Franklin
Templeton Investments.

JAMES M. DAVIS (1952)               Chief            Chief Compliance   Not Applicable            Not Applicable
One Franklin Parkway                Compliance       Officer since
San Mateo, CA 94403-1906            Officer and      2004 and Vice
                                    Vice President   President - AML
                                    - AML            Compliance since
                                    Compliance       2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
45 of the investment companies in Franklin Templeton Investments; and FORMERLY Director of Compliance, Franklin Resources, Inc.
(1994-2001).

LAURA F. FERGERSON (1962)           Chief Executive  Since March 2009   Not Applicable            Not Applicable
One Franklin Parkway                Officer -
San Mateo, CA 94403-1906            Finance and
                                    Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Vice President, Franklin Templeton Services, LLC; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer
of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services,
LLC (1997-2003).

ALIYA S. GORDON (1973)              Vice President   Since March 2009   Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Associate General Counsel, Franklin Templeton Investments; officer of 45 of the investment companies in Franklin Templeton
Investments; and FORMERLY Litigation Associate, Steefel, Levitt & Weiss, LLP (2000-2004).


                               Annual Report | 39

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------------   ----------------   -----------------------   ----------------------------------
DAVID P. GOSS (1947)                Vice President   Since 2000         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.

STEVEN J. GRAY (1955)               Vice President   Since August 2009  Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Vice President, Franklin Templeton Distributors, Inc.; and officer of 45 of the investment companies in Franklin Templeton Investments.

GARY P. MOTYL (1952)                President and    Since 2007         Not Applicable            Not Applicable
500 East Broward Blvd.              Chief Executive
Suite 2100                          Officer -
Fort Lauderdale, FL 33394-3091      Investment
                                    Management

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton
Investments.

MARK H. OTANI (1968)                Treasurer,       Since March 2009   Not Applicable            Not Applicable
One Franklin Parkway                Chief Financial
San Mateo, CA 94403-1906            Officer and
                                    Chief
                                    Accounting
                                    Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director, Global Fund Accounting Operations, Franklin Templeton Investments; and officer of 14 of the investment companies in
Franklin Templeton Investments.

ROBERT C. ROSSELOT (1960)           Secretary and    Secretary since    Not Applicable            Not Applicable
500 East Broward Blvd.              Vice President   2004 and Vice
Suite 2100                                           President since
Fort Lauderdale, FL 33394-3091                       August 2009

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the
South; and officer of 45 of the investment companies in Franklin Templeton Investments.


                               40 | Annual Report

                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                         POSITION         TIME SERVED        BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
---------------------------------   --------------   -----------------  -----------------------   ----------------------------------
KAREN L. SKIDMORE (1952)            Vice President   Since August 2009  Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Senior Associate General Counsel, Franklin Templeton Investments; and officer of 45 of the investment companies in Franklin
Templeton Investments.

CRAIG S. TYLE (1960)                Vice President   Since 2005         Not Applicable            Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments; and FORMERLY Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF ANN TORRE BATES AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MS. BATES HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2008. SHE CURRENTLY SERVES AS A DIRECTOR OF SLM CORPORATION AND ALLIED CAPITAL CORPORATION AND WAS FORMERLY THE EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF NHP INCORPORATED AND VICE PRESIDENT AND TREASURER OF US AIRWAYS, INC. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. BATES AND MR. NIEMIEC ARE INDEPENDENT BOARD MEMBERS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               Annual Report | 41

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               42 | Annual Report

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

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ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $32,886 for the fiscal year ended December 31, 2009 and $34,505 for the fiscal year ended December 31, 2008.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $2,762 for the fiscal year ended December 31, 2009 and $4,000 for the fiscal year ended December 31, 2008. The services for which these fees were paid included tax compliance and advice.

(d) All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2009 and $860 for the fiscal year ended December 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2009 and $283,217 for the fiscal year ended December 31, 2008. The services for which these fees were paid include review of materials provided to the fund Board in connection with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $2,762 for the fiscal year ended December 31, 2009 and $288,077 for the fiscal year ended December 31, 2008.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.   N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST


By /s/LAURA F. FERGERSON
 ----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date February 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 ----------------------------------
      Laura F. Fergerson
      Chief Executive Officer -
      Finance and Administration
Date February 25, 2010


By /s/MARK H. OTANI
 -----------------------------------
      Mark H. Otani
      Chief Financial Officer and
      Chief Accounting Officer
Date February 25, 2010